Vessels held for sale (Details Textual) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended
	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Capital Leased Assets [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 37,612,414
Gain (Loss) on Disposition of Property Plant Equipment	$ 500,000	$ 0	$ 0	451,962	$ 0
Vessels [Member]
Capital Leased Assets [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				15,700,000
Gain (Loss) on Disposition of Property Plant Equipment				$ 3,000,000